PIMCO RAE Global ex-US Fund Annual Fund Operating Expenses - PIMCO RAE Global ex-US Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.55%	[3]
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.65%	[3]
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Acquired Fund Fees and Expenses	0.55%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.56%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[3]

[1]	“Other Expenses” include expenses incurred by the Fund in the normal course of its operations. Such expenses are borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”).
[2]	PIMCO has contractually agreed, through October 31, 2027, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying Funds indirectly incurred by the Fund in connection with its investments in Underlying Funds, up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table in the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.